Contingent Liabilities and Financial Commitments - Other contingencies - Additional Information (Details) - 12 months ended Dec. 31, 2020 € in Millions, £ in Millions	GBP (£) ClassAction Cigarette	EUR (€)
Disclosure Of Commitments And Contingencies [Line Items]
Purchase agreement Date	Mar. 09, 1999
Purchase agreement Amendment Date	May 11, 1999
SFRTI Indemnity
Disclosure Of Commitments And Contingencies [Line Items]
Provision for expected liability	£ 19	€ 21
Loews
Disclosure Of Commitments And Contingencies [Line Items]
Loss contingency number of cases affirmed in favour of defendants | ClassAction	3
Winston Kool Salem Or Maverick
Disclosure Of Commitments And Contingencies [Line Items]
Purchase agreement Amendment Date	Jun. 12, 2015
Cigarette brand subjected to indemnity | Cigarette	1